STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES
Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries
Currency	12/31/2024	12/31/2023	12/31/2022
Dollar (U.S.$)	BRL 6.19	BRL 4.84	BRL 5.22
Pound Sterling (£)	BRL 7.76	BRL 6.16	BRL 6.28
Euro (€)	BRL 6.44	BRL 5.35	BRL 5.57
Yen (¥)	BRL 0.04	BRL 0.03	BRL 0.04